Consolidated Statements of Stockholders' Equity (USD $) In Thousands	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Treasury Stock And Deferred Compensation [Member]	Shares Acquired By Esop [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Balance at Dec. 31, 2012	$ 36,626	$ 5,375	$ 17,425	$ (1,808)	$ (1,823)	$ 18,544	$ (1,087)
Net income	2,612	0	0	0	0	2,612	0
Other comprehensive income	896	0	0	0		0	896
Cash dividends - per share	(1,556)	0	0	0	0	(1,556)	0
Shares purchased for deferred compensation plan	0	0	127	(127)	0	0	0
Expense related to share-based compensation plans	198	0	198	0	0	0	0
Treasury stock activity	(70)	0	0	(70)	0	0	0
Amortization of ESOP	165	0	0	0	165	0	0
Balance at Dec. 31, 2013	38,871	5,375	17,750	(2,005)	(1,658)	19,600	(191)
Net income	2,651	0	0	0	0	2,651	0
Other comprehensive income	248	0	0	0	0	0	248
Cash dividends - per share	(1,773)	0	0	0	0	(1,773)	0
Shares purchased for deferred compensation plan	0	0	141	(141)	0	0	0
Expense related to share-based compensation plans	163	0	163	0	0	0	0
Treasury stock activity	39	0	0	39	0	0	0
Issuance of restricted stock	0	10	(10)	0	0	0	0
Amortization of ESOP	191	0	0	0	191	0	0
Balance at Dec. 31, 2014	$ 40,390	$ 5,385	$ 18,044	$ (2,107)	$ (1,467)	$ 20,478	$ 57